As filed with the Securities and Exchange Commission on May 25, 2001
                                               Securities Act File No. 333-51966
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                           Pre-Effective Amendment No.

                         Post-Effective Amendment No. 2                      [X]


                              PILGRIM EQUITY TRUST
               (Exact Name of Registrant as Specified in Charter)


           7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258
               (Address of Principal Executive Offices) (Zip Code)


                                 (800) 992-0180
                  (Registrant's Area Code and Telephone Number)


                                James M. Hennessy
                          ING Pilgrim Investments, LLC
                         7337 East Doubletree Ranch Road
                            Scottsdale, Arizona 85258
                     (Name and Address of Agent for Service)


                                 With copies to:
                             Jeffrey S. Puretz, Esq.
                                     Dechert
                              1775 Eye Street, N.W.
                              Washington, DC 20006

                                   ----------

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

                                   ----------

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

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
                                EXPLANATORY NOTE

     The purpose of this filing is to file as an exhibit the opinion and consent of counsel supporting the tax matters and consequences to shareholders of the reorganization, as required by Item 16 (12) of Form N-14. Parts A and B to this Registration Statement are incorporated by reference to the definitive Proxy Statement/Prospectus filed on EDGAR on January 31, 2001 (SEC File No.
333-51966), and the definitive Statement of Additional Information filed on EDGAR on January 31, 2001 (SEC File No. 333-51966).

                                     PART C
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

     Section 4.3 of Registrant's Declaration of Trust provides the following:

     (a) Subject to the exceptions and limitations contained in paragraph (b) below:

          (i) every person who is, or has been, a Trustee or Officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or Officer and against amounts paid or incurred by him in the settlement thereof; and

          (ii) the word "claim", "action", "suit" or "proceeding" shall apply to all claims, actions or suits or proceedings (civil, criminal, administrative or other including appeals), actual or threatened; and the words "liability" and "expenses" shall include without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b) No indemnification shall be provided hereunder to a Trustee or Officer:

          (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought or that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

          (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in reasonable belief that his action was in the best interest of the Trust; or

          (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b) (i) or (b) (ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

               (A) by the court or other body approving the settlement or other disposition; or

               (B) based upon the review of readily available facts (as opposed to full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

     (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this
Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

          (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

          (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

     As used in this  Section 4.3, a  "Disinterested  Trustee" is one who is not
(i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

(1) Declaration of Trust -- previously filed as an Exhibit to the Registrant's initial Form N-1A Registration Statement on June 15, 1998 and incorporated herein by reference.

(2) (A) Bylaws previously filed as an Exhibit to the Registrant's initial Form N-1A Registration Statement on June 15, 1998 and incorporated herein by reference.
     (B) Amendment to Bylaws -- previously filed as an Exhibit to Post-Effective Amendment No. 6 the Registrant's Registration Statement on Form N-1A on March 1, 2001 and incorporated herein by reference.

(3)  Not Applicable

(4) Form of Agreement and Plan of Reorganization between ING Funds Trust, on behalf of ING Mid Cap Growth Fund and Pilgrim Equity Trust, on behalf of Pilgrim MidCap Opportunities Fund -- previously filed as an Exhibit to Registrant's Registration Statement on Form N-14 on December 15, 2000 and incorporated herein by reference.

(5)  Not Applicable

(6) Investment Advisory Contracts -- previously filed as an Exhibit to Registrant's Registration Statement on Form N-14 on December 15, 2000 and incorporated herein by reference.

(7) Form of Underwriting Contracts - previously filed as an Exhibit to Registrant's Registration Statement on Form N-14 on December 15, 2000 and incorporated herein by reference.

(8)  Not Applicable

(9) Custodian Agreements -- previously filed as an Exhibit to the Registrant's initial Form N-1A Registration Statement on June 15, 1998 and incorporated herein by reference.

(10) (A) Form of Rule 12b-1 Plan previously filed as an Exhibit to Pre-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A on January 4, 2000 and incorporated herein by reference.
     (B) Form  of  Rule   18f-3  Plan   previously   filed   as  an  Exhibit  to
         Pre-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A on January 4, 2000 and incorporated herein by reference. Form of Opinion and Consent of Counsel -- previously filed as an Exhibit to Registrant's Registration

(11) Statement on Form N-14 on December 15, 2000 and incorporated herein by reference.

(12) (A) Opinion of Counsel supporting tax matters and consequences -- filed herein.
     (B) Consent of Counsel -- filed herein.

(13) (A) Other Material Contracts -- previously filed as an Exhibit to the Registrant's initial Form N-1A Registration Statement on June 15, 1998 and incorporated herein by reference.
     (B) Other Material Contracts -- previously filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A on July 28, 1998 and incorporated herein by reference.

(14) (A) Consent of Ernst and Young LLP -- previously filed as an Exhibit to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-14 on January 18, 2001, and incorporated herein by reference.
     (B) Consent  of  PricewaterhouseCoopers  LLP  --  previously  filed  as  an
         Exhibit to Registrant's Registration Statement on Form N-14 on December 15, 2000 and incorporated herein by reference.

(15) Not Applicable

(16) Powers of attorney -- filed as part of Registrant's Registration Statement on Form N-14 on December 15, 2000 and incorporated herein by reference.

(17) Not Applicable

ITEM 17. UNDERTAKINGS

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the 1933 Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 2 to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 2 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 24th day of May, 2001.

                                    PILGRIM EQUITY TRUST


                                    By: /s/ Kimberly A. Anderson
                                        ----------------------------------------
                                        Kimberly A. Anderson
                                        Vice President & Secretary

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

        Signature                       Title                          Date
        ---------                       -----                          ----

                                Trustee and Chairman                May 24, 2001
---------------------------
John G. Turner*


/s/ James M. Hennessy           President and Chief Executive       May 24, 2001
---------------------------     Officer
James M. Hennessy

                                Senior Vice President and           May 24, 2001
---------------------------     Principal Financial Officer
Michael J. Roland*

                                Trustee                             May 24, 2001
---------------------------
Paul S. Doherty*

                                Trustee                             May 24, 2001
---------------------------
Alan L. Gosule*

                                Trustee                             May 24, 2001
---------------------------
Walter H. May, Jr.*

                                Trustee                             May 24, 2001
---------------------------
Thomas J. McInerney

                                Trustee                             May 24, 2001
---------------------------
Jock Patton*

                                Trustee                             May 24, 2001
---------------------------
David W.C. Putnam*

                                Trustee                             May 24, 2001
---------------------------
Blaine E. Rieke

                                Trustee                             May 24, 2001
---------------------------
Richard A. Wedemeyer


* By: /s/ James M. Hennessy
      --------------------------
      James M. Hennessy
      Attorney-in-Fact**


** Executed pursuant to powers of attorney filed with the Registrant's Form N-14 Registration Statement on December 15, 2000.

                                 EXHIBIT INDEX

(12)(A)   Opinion of Counsel supporting tax matters and consequences

(12)(B)   Consent of Counsel